SCHEDULE OF CASH AND RESTRICTED CASH (Details) - USD ($)	Apr. 27, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash	$ 4,800,000	$ 5,459,309	$ 4,573,996	$ 2,009,687
Restricted cash - current				1,567,500
Restricted cash - non-current		1,920,000	1,920,000	$ 420,000
Total Cash and Restricted cash		$ 7,379,309	$ 6,493,996